CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (4,859,000)	$ (1,827,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	51,000	25,000
Amortization of right-of-use assets	488,000	68,000
Changes in operating assets and liabilities
Accounts receivable	(395,000)	245,000
Prepaid expenses and other current assets	1,116,000	(1,708,000)
Inventory	(1,349,000)	(914,000)
Other noncurrent assets	20,000	(270,000)
Accounts payable	508,000	(409,000)
Accrued expenses and other current liabilities	1,382,000	(64,000)
Lease, warranty and other non-current liabilities	(301,000)	183,000
Net cash used in operating activities	(2,669,000)	(4,341,000)
Cash flows from investing activities:
Purchase of property and equipment	(263,000)	(18,000)
Net cash used in investing activities	(263,000)	(18,000)
Cash flows from financing activities:
Proceeds from investment from parent	2,863,000	4,213,000
Related party advances	52,000
Net cash provided by financing activities	2,915,000	4,213,000
Net decrease in cash and cash equivalents	(17,000)	(146,000)
Cash and cash equivalents at beginning of period	112,000	258,000
Cash and cash equivalents at end of period	95,000	112,000
Non-cash investing and financing activities
Recognition of new operating lease right-of-use assets and lease liabilities	1,905,000
Acquisition of assets, net of liabilities assumed	214,000
Conversion of principal and accrued interest on promissory note	$ 110,000